Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Operating Income Expenses [abstract]
Interest income, calculated using the effective interest rate method	$ 6,027	$ 1,945